COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Number of units sold			2,012,500
Private Warrants | Warrant share price at $15
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants				$ 15
Private Warrants | Warrant share price at $11.50
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants				$ 11.50
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Granted term	45 days			45 days
Number of units sold	1,050,000	1,050,000		8,050,000
Cash underwriting discount				$ 750,000
Over-allotment option | Private Warrants
COMMITMENTS AND CONTINGENCIES
Number of units sold				1,050,000